Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES DISCLOSURE [Abstract]
Future minimum lease payments for non-cancelable operating leases
	Office Premises	Server leasing and maintenance fees	Total
	RMB	RMB	RMB

2015	56,234	81,756	137,990
2016	36,847	50,237	87,084
2017	31,832	1,504	33,336
2018	27,039	1,504	28,543
2019	26,757	1,504	28,261
Total	178,709	136,505	315,214